Cover	12 Months Ended
Jun. 30, 2024
Document Information [Line Items]
Document Type	DEFC14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	NEWS CORPORATION
Entity Central Index Key	0001564708